Legal and arbitral proceedings (Details) € in Millions, $ in Millions			1 Months Ended									9 Months Ended	12 Months Ended	36 Months Ended	60 Months Ended
	Dec. 31, 2021 EUR (€) plaintiff complaint	May 14, 2013 EUR (€)	Jan. 31, 2023	Oct. 31, 2022 medical_assessment	Sep. 30, 2022 expert	Aug. 31, 2022 decision	Jul. 31, 2021 manufacturer	Feb. 28, 2021 USD ($)	Jan. 31, 2021 decision	Oct. 31, 2018 USD ($)	Sep. 30, 2017 EUR (€)	Mar. 31, 2021 proceeding	Dec. 31, 2022 EUR (€) manufacturer trial case person children complaint lawsuit claim family patent	Dec. 31, 2021 EUR (€) action	Dec. 31, 2022 EUR (€) manufacturer trial case person children complaint lawsuit claim family	Dec. 31, 2022 AUD ($) manufacturer trial case person children complaint lawsuit claim family	Dec. 06, 2022 cancer case	Aug. 20, 2022 ruling	May 12, 2022 ruling	Dec. 31, 2020 EUR (€)	Jul. 31, 2020 claim family	Dec. 31, 2014 complaint	Nov. 18, 2014 patent	Apr. 30, 2013 AUD ($)	Dec. 31, 1997 EUR (€)
Disclosure of Legal and Arbitral Proceedings [Line Items]
Provisions for product liability risks, litigation and other	€ 1,374.0												€ 1,652.0	€ 1,374.0	€ 1,652.0					€ 1,262.0
Environmental risks	€ 650.0												€ 526.0	€ 650.0	€ 526.0					€ 713.0
Number of cases dismissed | case																	50,000
Number of cancers associated with dismissed cases | cancer																	5
Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of first instance rulings													3		3	3		7	7
Action for which we are defendant | Product liabilities | Minimum
Disclosure of Legal and Arbitral Proceedings [Line Items]
Litigation amount payable													€ 0.1		€ 0.1
Action for which we are defendant | Product liabilities | Maximum
Disclosure of Legal and Arbitral Proceedings [Line Items]
Litigation amount payable													€ 0.5		€ 0.5
Sanofi Pasteur Hepatitis B Vaccine product litigation | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | lawsuit													180		180	180
Number of ongoing lawsuits | lawsuit													49		49	49
Taxotere product litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of plaintiffs | plaintiff	8,300
Number of loss consortium plaintiffs | plaintiff	700
Number of bellweather trial held | trial													2		2	2
Taxotere mississippi attorney general litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Maximum penalty amount sought by plaintiffs for each violation | $										$ 10,000
Zantac litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of plaintiffs | plaintiff	68,355
Number of complaints filed | complaint	3,486
Zantac litigation in Canada | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of class actions | action														7
Depakine product litigation In France | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | claim													78		78	78
Number of people exposed | person													131		131	131
Number of lawsuits ruled on merits | lawsuit													29		29	29
Number of families who filed a civil claim | family																					63
Number of experts | expert					2
Number of medical assessments | medical_assessment				6
Number of people exposed who filed a request for indemnification | person													63		63	63
Number of administrative proceedings | proceeding												5
Depakine product litigation in Switzerland | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of people exposed | person													16		16	16
Number of families who filed a civil claim | family													10		10	10
Depakine product litigation in Spain | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of people exposed | children													10		10	10
Number of ongoing trials | trial													4		4	4
Depakine product litigation in Belgium | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | complaint													2		2	2
Depakine product litigation in Germany | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | lawsuit													1		1	1
Number of people exposed | children													1		1	1
Dengvaxia product litigation in the Philippines | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of cases | case															8
Ramipril Canada Patent Litigation | Action for which we are a plaintiff | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of manufacturers with marketing authorization for generic version of drug | manufacturer													8		8	8
Praluent (Alirocumab)-related amgen patent litigation in the US | Action for which we are defendant | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of patent actions initially filed | complaint																						4
Number of patents allegedly infringed | patent																							7
Jevtana related patent litigation in the US | Action for which we are a plaintiff | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of patents allegedly infringed | claim																					12
Number of patents covering product | patent													4
Number of decisions issued by the District Court | decision						2			2
Number of days after the completion of the post-trial briefing (in days)													120 days
Jevtana related patent litigation in the US | Action for which we are a plaintiff | Patents | Commencement of major litigation [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Length of trial (in days)			3 days
Plavix litigation (Commonwealth) in Australia | Action for which we are defendant | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Payment of damages sought by Australian Department of Health related to the Apotex preliminary injunction, up to													€ 286.0		€ 286.0									$ 449.0
Plavix litigation (Commonwealth) in Australia | Action for which we are defendant | Patents | Minimum
Disclosure of Legal and Arbitral Proceedings [Line Items]
Reduced amount of compensation claimed													142.1		142.1	$ 223.3
Reduced amount of compensation claimed, interest included													218.6		218.6	343.4
Plavix litigation (Commonwealth) in Australia | Action for which we are defendant | Patents | Maximum
Disclosure of Legal and Arbitral Proceedings [Line Items]
Reduced amount of compensation claimed													178.4		178.4	280.2
Reduced amount of compensation claimed, interest included													€ 295.1		€ 295.1	$ 463.6
Plavix Attorney General Action in Hawaii | Action for which we are defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Total penalty fee incurred by defendants | $								$ 834,012,000
Penalty fee incurred by Sanofi | $								$ 417,006,000
Plavix related litigation in France | Action for which we are defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Penalty fee incurred by Sanofi		€ 40.6
Payment of damages claimed by the French CNAM (French Social Security)											€ 115.8
340B Drug Pricing Program in the United States | Action for which we are defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of other manufacturers involved in proceedings | manufacturer							3
Aventis Crop Science retained liabilities | Contingencies arising from certain business divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Aggregate participation percentage of legacy companies in ACS													76.00%
Infraserv Hoechst retained liabilities | Contingencies arising from certain business divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Fund reserves transferred																									€ 57.0
Maximum amount to be reimbursed for current and future environmental expense																									€ 143.0
Depakine Product Litigation In Ireland | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of pre-action protocol cases | case													2		2	2
Number of civil claims on-going | claim													2		2	2
Depakine Product Litigation In Great Britain | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of pre-action protocol cases | case													3		3	3
Depakine Product Litigation In Northern Ireland | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of pre-action protocol cases | case													1		1	1